Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Furniture and Other Equipment
Annual Rates And Methods Of Depriciation	20% declining balance
Leasehold Improvements
Annual Rates And Methods Of Depriciation	10% declining balance
Survey Equipment [Member]
Annual Rates And Methods Of Depriciation	20% declining balance
Computers [Member]
Annual Rates And Methods Of Depriciation	30% declining balance